UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 5th Avenue
         20th Floor
         New York, NY 10019

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Errol M Rudman
Title:   Investment Manager
Phone:   (212) 521-5160


Signature,  Place and Date of Signing:

/s/ Errol M. Rudman           New York, New York            November 7, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $208,620
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                      FORM 13F INFORMATION TABLE
                                                            Errol M Rudman
                                                          September 30, 2005
COLUMN 1                               COLUMN  2        COLUMN 3     COLUMN 4          COLUMN 5   COLUMN 6  COLUMN 7    COLUMN 8

                                        TITLE                        VALUE    SHRS OR  SH/ PUT/   INVSTMNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETN  MGRS  SOLE   SHARED NONE
--------------                          --------        -----       --------  -------  --- ----   --------  ----  ----   ------ ----
AKAMAI TECHNOLOGIES INC                COM              00971T101      4,427   277,575 SH         SOLE      NONE   277,575
ALLTEL CORP                            COM              020039103      1,022    15,700 SH         SOLE      NONE    15,700
ALTIRIS INC                            COM              02148M100     10,702   699,950 SH         SOLE      NONE   699,950
AMGEN INC                              COM              031162100      7,615    95,585 SH         SOLE      NONE    95,585
AMPHENOL CORP NEW                      CL A             032095101      4,974   123,305 SH         SOLE      NONE   123,305
ASPREVA PHARMACEUTICALS CORP           COM              04538T109      3,492   244,850 SH         SOLE      NONE   244,850
BEACON ROOFING SUPPLY INC              COM              073685109      8,272   253,200 SH         SOLE      NONE   253,200
CABLEVISION SYS CORP                   CL A NY CABLVS   12686C109      5,971   194,690 SH         SOLE      NONE   194,690
CAREMARK RX INC                        COM              141705103      4,544    91,000 SH         SOLE      NONE    91,000
CELL GENESYS INC                       COM              150921104        617   112,550 SH         SOLE      NONE   112,550
CENTEX CORP                            COM              152312104      2,312    35,800 SH         SOLE      NONE    35,800
CIT GROUP INC                          COM              125581108      5,146   113,900 SH         SOLE      NONE   113,900
CITIGROUP INC                          COM              172967101      8,906   195,650 SH         SOLE      NONE   195,650
COMPUTER ASSOC INTL INC                COM              204912109      5,854   210,500 SH         SOLE      NONE   210,500
DENDREON CORP                          COM              24823Q107        794   118,350 SH         SOLE      NONE   118,350
DISCOVERY HOLDING CO                   CL A COM         25468Y107      3,434   238,000 SH         SOLE      NONE   238,000
ECHOSTAR COMMUNICATIONS NEW            CL A             278762109      1,754    59,300 SH         SOLE      NONE    59,300
FEDERAL HOME LN MTG CORP               COM              313400301      1,694    30,000 SH         SOLE      NONE    30,000
FTD GROUP INC                          COM              30267U108      3,589   346,800 SH         SOLE      NONE   346,800
GENERAL MTRS CORP                      COM              370442105      1,068    34,900 SH         SOLE      NONE    34,900
HCA INC                                COM              404119109      5,451   113,750 SH         SOLE      NONE   113,750
HUDSON CITY BANCORP                    COM              443683107      4,403   370,000 SH         SOLE      NONE   370,000
INTERFACE INC                          CL A             458665106        807    97,675 SH         SOLE      NONE    97,675
INTERLINE BRANDS INC                   COM              458743101      2,103   100,100 SH         SOLE      NONE   100,100
JPMORGAN & CHASE & CO                  COM              46625H100      4,743   139,788 SH         SOLE      NONE   139,788
LAZARD LTD                             SHS A            G54050102      7,061   279,100 SH         SOLE      NONE   279,100
LIBERTY GLOBAL INC                     COM SER A        530555101      5,957   219,880 SH         SOLE      NONE   219,880
LIBERTY GLOBAL INC                     COM SER C        530555309      5,662   219,880 SH         SOLE      NONE   219,880
LIBERTY MEDIA CORP NEW                 COM SER A        530718105        434    53,900 SH         SOLE      NONE    53,900
LIFEPOINT HOSPITALS INC                COM              53219L109      7,683   175,700 SH         SOLE      NONE   175,700
MEDCO HEALTH SOLUTIONS INC             COM              58405U102      2,881    52,550 SH         SOLE      NONE    52,550
MERRILL LYNCH & CO INC                 COM              590188108      7,727   125,950 SH         SOLE      NONE   125,950
MICROSOFT CORP                         COM              594918104      5,370   208,700 SH         SOLE      NONE   208,700
MOHAWK INDS INC                        COM              608190104     13,148   163,835 SH         SOLE      NONE   163,835
NEKTAR THERAPEUTICS                    COM              640268108      1,531    90,350 SH         SOLE      NONE    90,350
NPS PHARMACEUTICALS INC                COM              62936P103      1,769   175,000 SH         SOLE      NONE   175,000
PIKE ELEC CORP                         COM              721283109      3,231   172,500 SH         SOLE      NONE   172,500
REFCO INC                              COM              75866G109      1,012    35,800 SH         SOLE      NONE    35,800
RITCHIE BROS AUCTIONEERS               COM              767744105      7,586   172,450 SH         SOLE      NONE   172,450
RUSH ENTERPRISES INC                   CL A             781846209      3,334   218,200 SH         SOLE      NONE   218,200
TELIK INC                              COM              87959M109        590    36,050 SH         SOLE      NONE    36,050
TIME WARNER INC                        COM              887317105      3,953   218,300 SH         SOLE      NONE   218,300
TIME WARNER TELECOM INC                CL A             887319101      6,610   847,420 SH         SOLE      NONE   847,420
UNUMPROVIDENT CORP                     COM              91529Y106        338    16,500 SH         SOLE      NONE    16,500
VERINT SYS INC                         COM              92343X100      5,571   136,070 SH         SOLE      NONE   136,070
YELLOW ROADWAY CORP                    COM              985577105      7,019   169,455 SH         SOLE      NONE   169,455
CENTEX CORP                            COM              152312104      6,458   100,000     PUT    SOLE      NONE   100,000

                                                                     208,620

70300.0000 #612453